Cover	Mar. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2023
Entity File Number	333-228803
Entity Registrant Name	TANCHENG GROUP CO., LTD.
Entity Central Index Key	0001753391
Entity Tax Identification Number	38-4086827
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 32 Hexizhuang Village, Huili Township
Entity Address, Address Line Two	Jiaocheng County
Entity Address, City or Town	Lvliang City, Shanxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	030500
Country Region	86
City Area Code	139
Local Phone Number	1097-2765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false